9. Other receivables	12 Months Ended
Dec. 31, 2018
Other Receivables
Other receivables
	2018	2017
		Restated

Receivable from Paes Mendonça (note 9.1)	-	532
Accounts receivable from insurers (i)	213	208
Receivable from the sale of subsidiaries (note 9.2)	82	81
Lease receivables	44	48
Receivables from sale of real estate properties	40	5
Other	67	47
Allowance for doubtful accounts	(16)	(12)
	430	909

Current	302	267
Noncurrent	128	642

(i)             The 2017 balance includes R$174 related to the amount to be reimbursed by the insurance company related to losses from the fire in the distribution center located in Osasco that occurred on December 27, 2017.

	2018	2017	2016

At the beginning of the year	(12)	(7)	(8)
Allowance booked for the year	(4)	(9)	-
Write-off of receivables	13	-	4
Assets held for sale and discontinued operations (note 32)	(13)	4	(3)
At the end of the year	(16)	(12)	(7)

9.1.	Receivable from Paes Mendonça

The receivable from Paes Mendonça related to the rights to operate certain stores under lease agreements. In September 2018, the Group re-negotiated the terms of the lease of these stores which resulted in the extention of the lease term for an additional 30 years in exchange of an additional down payment. As a result the receivable from Paes Mendonça was offset against such payment and an intangible asset was recorded.

9.2.	Receivable from the sale of subsidiaries

Accounts receivable related to the exercise of an option to buy gas stations by a third party. The original amount of this receivable was R$50, which was adjusted since the signature of the agreement on May 28, 2012, at a rate of 110% of the CDI, with payment in 240 monthly installments. In January 2016, 5 news gas stations were sold for the amount of R$8, in 120 installments at a rate of 110% of CDI.